Accounts Receivable (Details) - Schedule of the Activity in the Allowance for Doubtful Accounts - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Schedule of the Activity in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of period	$ 397,414	$ 145,664
Balance at end	565,169	397,414	$ 145,664
Provision	248,585	261,301	$ 25,528
Effect of translation adjustment	$ (80,830)	$ (9,551)